Borrowings - Carrying Amount Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	$ 7,232.6
Balance – December 31	8,814.0	$ 7,232.6
Holding company cash and investments
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	4,117.3
Balance – December 31	5,580.6	4,117.3
Insurance and reinsurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	1,039.6
Balance – December 31	1,033.4	1,039.6
Non-insurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	2,075.7
Net cash inflows (outflows) from credit facilities and short term loans		(16.9)
Balance – December 31	2,200.0	2,075.7
Gross carrying amount
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	7,232.6	6,480.4
Cash inflows from issuances	752.8	759.2
Cash outflows from repayments	(82.8)	(635.2)
Net cash inflows (outflows) from credit facilities and short term loans	750.5	115.2
Acquisitions (note 23)	127.4	687.7
Deconsolidation of subsidiary (note 23)	(118.7)	(246.2)
Loss on redemption	0.0	23.7
Liabilities associated with assets held for sale (note 23)	0.0	(91.4)
Foreign exchange effect and other	152.2	139.2
Balance – December 31	8,814.0	7,232.6
Gross carrying amount | Holding company cash and investments
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	4,117.3	3,859.5
Cash inflows from issuances	645.0	456.5
Cash outflows from repayments	0.0	(326.5)
Net cash inflows (outflows) from credit facilities and short term loans	700.0	0.0
Acquisitions (note 23)	0.0	0.0
Deconsolidation of subsidiary (note 23)	0.0	0.0
Loss on redemption	0.0	23.7
Liabilities associated with assets held for sale (note 23)	0.0	0.0
Foreign exchange effect and other	118.3	104.1
Balance – December 31	5,580.6	4,117.3
Gross carrying amount | Insurance and reinsurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	1,039.6	995.7
Cash inflows from issuances	0.0	0.0
Cash outflows from repayments	(0.3)	(0.2)
Net cash inflows (outflows) from credit facilities and short term loans	(10.0)	132.1
Acquisitions (note 23)	0.0	0.0
Deconsolidation of subsidiary (note 23)	0.0	0.0
Loss on redemption	0.0	0.0
Liabilities associated with assets held for sale (note 23)	0.0	(91.4)
Foreign exchange effect and other	4.1	3.4
Balance – December 31	1,033.4	1,039.6
Gross carrying amount | Non-insurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	2,075.7	1,625.2
Cash inflows from issuances	107.8	302.7
Cash outflows from repayments	(82.5)	(308.5)
Net cash inflows (outflows) from credit facilities and short term loans	60.5	(16.9)
Acquisitions (note 23)	127.4	687.7
Deconsolidation of subsidiary (note 23)	(118.7)	(246.2)
Loss on redemption	0.0	0.0
Liabilities associated with assets held for sale (note 23)	0.0	0.0
Foreign exchange effect and other	29.8	31.7
Balance – December 31	$ 2,200.0	$ 2,075.7